5 Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents
5	Cash and cash equivalents

See accounting policies in Notes 20(a) and 20.5(b).

		2020	2019

Cash
Domestic market		111,278	13,495
Foreign market	(i)	1,835,685	2,289,736
Cash equivalents:
Domestic market		8,271,312	1,963,185
Foreign market	(i)	3,644,577	2,537,464
Total		13,862,852	6,803,880

(i)	On December 31, 2020, it includes cash of R$284,856 and R$619,577 of cash equivalents (R$598,591 of cash and R$418,644 of cash equivalents on December 31, 2019) of the subsidiary Braskem Idesa, which cannot be used by the other subsidiaries of the Company.

This item includes cash, bank deposits and highly liquid financial investments available for redemption within three months from the date of purchase. These assets are convertible into a known cash amount and are subject to insignificant risk of change in value.

Cash equivalents in Brazil are mainly represented by fixed-income instruments and time deposits held by the funds FIM Jupiter and FIM Netuno. Cash equivalents abroad comprise fixed-income instruments (time deposit).